AARP (Tables)	12 Months Ended
Dec. 31, 2010
AARP
AARP Program-related assets and liabilities

(in millions)	December 31, 2010	December 31, 2009
Accounts receivable	$526	$509
Assets under management	2,550	2,383
Medical costs payable	1,150	1,182
Accounts payable and accrued liabilities	48	40
Other policy liabilities	1,286	1,145
Future policy benefits	533	482
Other liabilities	59	43

AARP Program financial assets and liabilities measured at fair value on a recurring basis

(in millions)	Quoted Prices in Active Markets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total Fair Value

December 31, 2010
Cash and cash equivalents	$115	$0	$0	$115
Debt securities:
U.S. government and agency obligations	515	244	0	759
State and municipal obligations	0	15	0	15
Corporate obligations	0	1,129	0	1,129
U.S. agency mortgage-backed securities	0	393	0	393
Non-U.S. agency mortgage-backed securities	0	137	0	137

Total debt securities	515	1,918	0	2,433

Equity securities—available-for-sale	0	2	0	2

Total cash, cash equivalents and investments at fair value	$630	$1,920	$0	$2,550

Other liabilities	$0	$0	$59	$59

Total liabilities at fair value	$0	$0	$59	$59

December 31, 2009
Cash and cash equivalents	$269	$0	$0	$269
Debt securities:
U.S. government and agency obligations	358	298	0	656
State and municipal obligations	0	9	0	9
Corporate obligations	0	955	0	955
U.S. agency mortgage-backed securities	0	343	0	343
Non-U.S. agency mortgage-backed securities	0	149	0	149

Total debt securities	358	1,754	0	2,112

Equity securities—available-for-sale	0	2	0	2

Total cash, cash equivalents and investments at fair value	$627	$1,756	$0	$2,383

Other liabilities	$0	$0	$43	$43

Total liabilities at fair value	$0	$0	$43	$43